Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.2%
Liberty Latin America Ltd., 2.00%, 7/15/24	USD	3,800	$ 3,708,800
			$ 3,708,800
China — 0.0%(1)
Sunac China Holdings Ltd., 1.00%, 9/30/32(2)(3)	USD	1,231	$ 67,722
			$ 67,722
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(2)	USD	4,965	$ 4,867,487
			$ 4,867,487
South Africa — 0.2%
HTA Group Ltd., 2.875%, 3/18/27(2)	USD	3,400	$ 3,032,639
			$ 3,032,639
Total Convertible Bonds (identified cost $12,397,112)			$ 11,676,648

Foreign Corporate Bonds — 25.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.4%
Pan American Energy LLC, 8.50%, 4/30/32(4)	USD	8,770	$ 8,848,930
			$ 8,848,930
Brazil — 3.5%
3R Lux SARL, 9.75%, 2/5/31(4)	USD	6,485	$ 6,822,916
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(2)(5)	USD	10,487	10,289,993
Coruripe Netherlands BV, 10.00%, 2/10/27(2)	USD	10,856	9,708,292
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	13,160	12,221,183
Gol Finance SA, 15.813%, (1 mo. SOFR + 10.50%), 1/29/25(4)(6)	USD	1,441	1,562,988
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(2)	USD	4,304	3,732,292
7.25%, 6/30/31(4)	USD	6,802	5,897,852
MV24 Capital BV, 6.748%, 6/1/34(2)	USD	6,210	5,716,458
Samarco Mineracao SA, 9.50%, 6/30/31(2)(3)	USD	14,509	13,251,501
Vale SA, Series A6, 1.378%(7)(8)	BRL	55,335	3,569,906
			$ 72,773,381
Security	Principal Amount (000's omitted)		Value
Chile — 0.5%
AES Andes SA:
6.35% to 1/7/25, 10/7/79(2)(5)	USD	1,592	$ 1,551,397
7.125% to 5/20/24, 3/26/79(2)(5)	USD	8,195	8,110,363
			$ 9,661,760
China — 0.6%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	8,350	$ 7,250,233
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	5,749	287,443
Longfor Group Holdings Ltd., 3.85%, 1/13/32(2)	USD	4,953	2,640,548
Shimao Group Holdings Ltd., 5.60%, 7/15/26(2)(9)	USD	15,682	548,870
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(3)	USD	1,021	107,191
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(3)	USD	1,022	99,829
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(3)	USD	2,047	163,736
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(3)	USD	3,074	229,211
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(3)	USD	3,077	203,883
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(3)	USD	1,447	79,605
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(9)	USD	17,720	458,948
6.75%, 7/16/23(2)(9)	USD	3,803	85,568
West China Cement Ltd., 4.95%, 7/8/26(2)	USD	1,324	1,079,664
			$ 13,234,729
Colombia — 1.7%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(4)	USD	3,744	$ 3,392,593
Aris Mining Corp., 6.875%, 8/9/26(2)	USD	9,585	8,900,535
Avianca Midco 2 PLC, 9.00%, 12/1/28(2)	USD	9,912	9,366,829
Banco Davivienda SA, 6.65% to 4/22/31(2)(5)(7)	USD	3,051	2,139,695
Bancolombia SA, 6.909%, 10/18/27	USD	1,531	1,516,478
Canacol Energy Ltd., 5.75%, 11/24/28(2)	USD	15,150	7,148,299
SierraCol Energy Andina LLC, 6.00%, 6/15/28(2)	USD	4,166	3,609,727
			$ 36,074,156
Cyprus — 0.0%(1)
Bank of Cyprus PLC, 11.875% to 12/21/28(2)(5)(7)	EUR	359	$ 421,323
			$ 421,323
Georgia — 1.4%
Bank of Georgia JSC:
9.50% to 7/16/29(4)(5)(7)	USD	205	$ 203,530
9.50% to 7/16/29(2)(5)(7)	USD	9,871	9,800,225
TBC Bank JSC:
8.894% to 11/6/26(2)(5)(7)	USD	7,668	7,361,280

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Georgia (continued)
TBC Bank JSC: (continued)
10.25% to 7/30/29(2)(5)(7)	USD	13,150	$ 13,139,213
			$ 30,504,248
Ghana — 0.5%
Kosmos Energy Ltd., 7.50%, 3/1/28(2)	USD	3,505	$ 3,350,971
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	6,671	6,504,559
			$ 9,855,530
Greece — 1.8%
Alpha Services & Holdings SA, 5.50% to 3/11/26, 6/11/31(2)(5)	EUR	5,547	$ 5,838,365
National Bank of Greece SA, 8.00% to 10/3/28, 1/3/34(2)(5)	EUR	6,482	7,539,970
Piraeus Financial Holdings SA:
5.50% to 2/19/25, 2/19/30(2)(5)	EUR	2,820	2,979,155
7.25% to 1/17/29, 4/17/34(2)(5)	EUR	6,153	6,794,210
8.75% to 6/16/26(2)(5)(7)	EUR	13,671	14,482,683
			$ 37,634,383
Honduras — 0.0%(1)
Inversiones Atlantida SA, 7.50%, 5/19/26(2)	USD	455	$ 445,672
			$ 445,672
Hong Kong — 0.6%
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(2)	USD	13,542	$ 11,958,609
			$ 11,958,609
Hungary — 0.8%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(2)(5)	EUR	6,343	$ 7,145,387
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(2)(5)	USD	8,812	9,098,390
			$ 16,243,777
India — 0.9%
Vedanta Resources Finance II PLC:
13.875%, 1/21/27(2)	USD	5,687	$ 5,334,761
13.875%, 12/9/28(2)	USD	14,851	13,519,094
			$ 18,853,855
Indonesia — 1.0%
Indika Energy Tbk. PT, 8.75%, 5/7/29(4)(10)	USD	13,060	$ 12,901,014
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(2)	USD	8,075	7,786,058
Minejesa Capital BV, 5.625%, 8/10/37(2)	USD	1,420	1,231,706
			$ 21,918,778
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	7,365,500	$ 16,472,153
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/26(2)	USD	607	572,834
			$ 17,044,987
Mauritius — 0.4%
Azure Power Energy Ltd., 3.575%, 8/19/26(2)	USD	8,619	$ 7,716,001
			$ 7,716,001
Mexico — 1.3%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(9)	USD	8,785	$ 131,780
10.00%, 12/19/22(2)(9)	USD	5,495	82,418
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(2)(5)	USD	9,044	8,261,862
8.45% to 6/29/33, 6/29/38(4)(5)	USD	1,046	1,080,608
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(4)	USD	7,480	6,171,000
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	1,420	81,054
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(2)	USD	7,037	3,760,896
10.50%, 12/31/28(4)	USD	9,099	7,364,321
			$ 26,933,939
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(2)	USD	8,657	$ 7,095,277
			$ 7,095,277
Nigeria — 0.3%
Access Bank PLC, 6.125%, 9/21/26(2)	USD	6,321	$ 5,878,530
			$ 5,878,530
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(2)	USD	14,923	$ 12,560,408
Multibank, Inc., 7.75%, 2/3/28(4)	USD	3,919	3,929,385
			$ 16,489,793
Paraguay — 0.8%
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	3,421	$ 2,992,921
7.70%, 7/21/28(4)	USD	7,960	6,963,943

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay (continued)
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	$ 8,012,763
			$ 17,969,627
Peru — 1.3%
Auna SAA, 10.00%, 12/15/29(4)	USD	15,398	$ 15,839,078
Peru LNG SRL, 5.375%, 3/22/30(2)	USD	7,489	6,396,991
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	26,000	5,323,558
			$ 27,559,627
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(5)(7)(11)	USD	4,509	$ 0
			$ 0
Saint Lucia — 0.4%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	7,680	$ 7,454,685
			$ 7,454,685
Singapore — 0.3%
Puma International Financing SA, 7.75%, 4/25/29(4)	USD	6,673	$ 6,758,214
			$ 6,758,214
Spain — 0.1%
International Airport Finance SA, 12.00%, 3/15/33(2)	USD	2,600	$ 2,774,595
			$ 2,774,595
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	$ 6,300,498
17.35%, 3/1/27(2)	USD	2,300	2,263,462
			$ 8,563,960
Trinidad and Tobago — 0.1%
Telecommunications Services of Trinidad & Tobago Ltd., 8.875%, 10/18/29(2)	USD	1,412	$ 1,369,831
			$ 1,369,831
Tunisia — 0.0%(1)
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 431,945
			$ 431,945
Security	Principal Amount (000's omitted)		Value
Turkey — 1.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,906	$ 7,309,633
Sisecam U.K. PLC, 8.25%, 5/2/29(4)(10)	USD	7,780	7,928,645
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	9,325	9,650,703
			$ 24,888,981
United Arab Emirates — 1.3%
Abu Dhabi Developmental Holding Co. PJSC, 5.50%, 5/8/34	USD	26,958	$ 26,825,097
			$ 26,825,097
United Kingdom — 0.1%
Avianca Midco 2 PLC, 9.00%, 12/1/28(2)	USD	2,808	$ 2,654,122
			$ 2,654,122
Uzbekistan — 1.1%
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	$ 1,489,875
Ipoteka-Bank ATIB:
5.50%, 11/19/25(2)	USD	576	554,976
20.50%, 4/25/27(2)	UZS	256,750,000	20,360,550
			$ 22,405,401
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(9)	USD	6,686	$ 835,797
6.00%, 5/16/24(2)(9)	USD	3,270	408,750
6.00%, 11/15/26(2)(9)	USD	3,280	410,820
8.50%, 10/27/20(2)(9)	USD	1,842	1,453,469
9.00%, 11/17/21(2)(9)	USD	3,280	438,980
9.75%, 5/17/35(2)(9)	USD	3,280	498,560
12.75%, 2/17/22(2)(9)	USD	3,270	505,267
			$ 4,551,643
Vietnam — 0.5%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(2)	USD	11,215	$ 10,706,119
			$ 10,706,119
Total Foreign Corporate Bonds (identified cost $567,214,195)			$534,501,505

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(2)(11)(12)	UZS	172,033,910	$ 14,655,618
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(11)(12)	UZS	197,697,150	16,221,562
Total Loan Participation Notes (identified cost $31,691,354)			$ 30,877,180

Senior Floating-Rate Loans — 3.1%(13)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 9.309%, (SOFR + 4.00%), 3/22/29	$2,352	$ 2,352,000
		$ 2,352,000
Paraguay — 0.7%
Frigorifico Concepcion SA, Term Loan, 10.829%, (SOFR + 5.50%), 12/8/26	$14,610	$ 14,573,475
		$ 14,573,475
Saint Lucia — 0.4%
Digicel International Finance Ltd., Term Loan, 5/25/27(14)	$8,891	$ 8,502,184
		$ 8,502,184
Tanzania — 1.9%
Tanzania, Term Loan, 10.696%, (SOFR + 5.45%), 2/27/31	$40,200	$ 40,099,500
		$ 40,099,500
Total Senior Floating-Rate Loans (identified cost $65,607,808)		$ 65,527,159

Sovereign Government Bonds — 45.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albania Government International Bonds:
3.50%, 6/16/27(2)	EUR	154	$ 159,561
3.50%, 11/23/31(2)	EUR	3,429	3,298,318
5.90%, 6/9/28(2)	EUR	20,514	22,570,127
Albanian Government Bonds, 5.25%, 1/26/29	ALL	363,900	3,916,013
			$ 29,944,019
Angola — 1.7%
Angola Government International Bonds:
8.75%, 4/14/32(2)	USD	12,575	$ 11,409,800
9.125%, 11/26/49(2)	USD	13,628	11,373,520
9.375%, 5/8/48(2)	USD	15,501	13,220,338
			$ 36,003,658
Argentina — 0.3%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	3,706	$ 3,421,582
3.00%, 5/31/26	USD	4,086	3,218,998
			$ 6,640,580
Armenia — 1.8%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	$ 962,084
9.25%, 4/29/28	AMD	3,740,740	9,521,506
9.60%, 10/29/33	AMD	9,044,760	23,331,986
9.75%, 10/29/50	AMD	884,427	2,303,095
9.75%, 10/29/52	AMD	953,900	2,480,257
			$ 38,598,928
Bahamas — 0.5%
Bahamas Government International Bonds:
6.00%, 11/21/28(2)	USD	5,831	$ 5,215,020
8.95%, 10/15/32(2)	USD	4,571	4,409,759
			$ 9,624,779
Benin — 2.6%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	10,499	$ 9,521,897
4.95%, 1/22/35(2)	EUR	23,137	20,007,287
6.875%, 1/19/52(2)	EUR	23,537	20,498,994

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Benin (continued)
Benin Government International Bonds: (continued)
7.96%, 2/13/38(2)	USD	4,190	$ 3,961,017
			$ 53,989,195
Bosnia and Herzegovina — 0.0%(1)
Republic of Srpska Treasury Bonds:
1.50%, 6/9/25	BAM	20	$ 10,557
1.50%, 9/25/26	BAM	126	68,813
			$ 79,370
Cameroon — 0.5%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(2)	EUR	11,399	$ 9,558,603
			$ 9,558,603
Colombia — 1.2%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	34,653,600	$ 6,150,656
9.25%, 5/28/42	COP	87,903,200	19,176,207
			$ 25,326,863
Dominican Republic — 2.8%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	50,040	$ 797,720
8.00%, 2/12/27(2)	DOP	255,750	4,079,740
11.25%, 9/15/35(4)	DOP	176,600	3,189,694
11.25%, 9/15/35(2)	DOP	164,200	2,965,729
12.00%, 8/8/25(4)	DOP	209,200	3,641,116
12.75%, 9/23/29(4)	DOP	494,600	9,583,131
13.00%, 6/10/34(2)	DOP	421,100	8,619,919
13.625%, 2/3/33(2)	DOP	63,350	1,294,045
13.625%, 2/3/33(4)	DOP	461,150	9,419,871
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(2)	DOP	17,280	278,167
12.00%, 10/3/25(4)	DOP	634,070	11,059,621
13.00%, 12/5/25(4)	DOP	53,380	938,116
13.00%, 1/30/26(4)	DOP	209,070	3,688,400
			$ 59,555,269
Ecuador — 1.9%
Ecuador Government International Bonds:
0.00%, 7/31/30(2)	USD	33,230	$ 18,187,961
2.50% to 7/31/24, 7/31/40(2)(15)	USD	800	333,651
2.50% to 7/31/24, 7/31/40(2)(15)	USD	2,515	1,048,833
Security	Principal Amount (000's omitted)		Value
Ecuador (continued)
Ecuador Government International Bonds: (continued)
2.50% to 7/31/24, 7/31/40(2)(15)	USD	1,538	$ 641,460
2.50% to 7/31/24, 7/31/40(2)(15)	USD	410	171,006
2.50% to 7/31/24, 7/31/40(2)(15)	USD	3,451	1,439,106
2.50% to 7/31/24, 7/31/40(2)(15)	USD	182	76,002
2.50% to 7/31/24, 7/31/40(2)(15)	USD	1,640	684,022
2.50% to 7/31/24, 7/31/40(2)(15)	USD	4,122	2,118,738
3.50% to 7/31/24, 7/31/35(2)(15)	USD	18,182	10,031,010
6.00% to 7/31/24, 7/31/30(2)(15)	USD	7,477	5,278,129
			$ 40,009,918
El Salvador — 0.8%
El Salvador Government International Bonds:
6.375%, 1/18/27(2)	USD	4,820	$ 4,291,079
7.625%, 2/1/41(2)	USD	4,766	3,295,394
7.65%, 6/15/35(2)	USD	324	234,810
8.25%, 4/10/32(2)	USD	11,082	8,917,864
			$ 16,739,147
Ethiopia — 1.5%
Ethiopia International Bonds, 6.625%, 12/11/24(2)(9)	USD	45,619	$ 32,310,113
			$ 32,310,113
Ghana — 1.9%
Ghana Government International Bonds:
6.375%, 2/11/27(2)(9)	USD	4,711	$ 2,280,944
7.625%, 5/16/29(2)(9)	USD	13,346	6,502,171
7.75%, 4/7/29(2)(9)	USD	6,711	3,274,028
7.875%, 3/26/27(2)(9)	USD	1,893	925,168
7.875%, 2/11/35(2)(9)	USD	5,651	2,754,862
8.125%, 1/18/26(2)(9)	USD	4,030	2,024,905
8.125%, 3/26/32(2)(9)	USD	7,573	3,690,058
8.625%, 4/7/34(2)(9)	USD	9,449	4,620,561
8.627%, 6/16/49(2)(9)	USD	5,115	2,433,487
8.75%, 3/11/61(2)(9)	USD	9,282	4,516,853
8.875%, 5/7/42(2)(9)	USD	4,509	2,189,165
8.95%, 3/26/51(2)(9)	USD	9,392	4,563,357
			$ 39,775,559
Indonesia — 1.8%
Indonesia Treasury Bonds:
7.125%, 6/15/43	IDR	541,600,000	$ 33,204,976
7.375%, 5/15/48	IDR	86,457,000	5,442,378
			$ 38,647,354

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ivory Coast — 1.2%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(2)	EUR	15,764	$ 13,196,404
6.875%, 10/17/40(2)	EUR	4,106	3,679,985
8.25%, 1/30/37(2)	USD	7,923	7,594,195
			$ 24,470,584
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(2)	USD	2,747	$ 2,712,896
			$ 2,712,896
Kenya — 3.7%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(2)	USD	4,448	$ 3,757,048
9.75%, 2/16/31(2)	USD	36,590	36,727,213
Republic of Kenya Infrastructure Bonds, 18.461%, 8/9/32	KES	4,726,400	36,480,036
			$ 76,964,297
Montenegro — 0.8%
Montenegro Government International Bonds:
2.875%, 12/16/27(2)	EUR	2,661	$ 2,599,762
7.25%, 3/12/31(2)	USD	13,401	13,421,021
			$ 16,020,783
Nigeria — 0.0%(1)
Nigeria Government International Bonds, 8.25%, 9/28/51(2)	USD	949	$ 746,806
			$ 746,806
North Macedonia — 0.7%
North Macedonia Government International Bonds:
1.625%, 3/10/28(2)	EUR	7,037	$ 6,575,742
3.675%, 6/3/26(2)	EUR	1,158	1,204,581
6.96%, 3/13/27(2)	EUR	5,081	5,679,289
			$ 13,459,612
Panama — 0.8%
Panama Government International Bonds:
2.252%, 9/29/32	USD	4,170	$ 2,894,195
3.16%, 1/23/30	USD	8,523	6,963,928
7.50%, 3/1/31	USD	7,187	7,286,189
			$ 17,144,312
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.8%
Paraguay Government Bonds, 7.90%, 2/9/31(4)	PYG	118,050,000	$ 16,305,532
			$ 16,305,532
Peru — 3.3%
Peru Government Bonds:
5.94%, 2/12/29	PEN	198,000	$ 52,417,809
6.15%, 8/12/32	PEN	47,974	12,039,670
6.35%, 8/12/28	PEN	19,622	5,312,001
			$ 69,769,480
Serbia — 5.1%
Serbia International Bonds:
1.00%, 9/23/28(2)	EUR	4,569	$ 4,106,235
1.50%, 6/26/29(2)	EUR	7,296	6,535,466
1.65%, 3/3/33(2)	EUR	6,268	4,954,914
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	3,012,190	25,085,869
7.00%, 10/26/31	RSD	6,868,950	66,946,122
			$107,628,606
Seychelles — 0.0%(1)
Seychelles International Bonds, 8.00%, 1/1/26(2)	USD	71	$ 71,644
			$ 71,644
Sri Lanka — 1.9%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(2)(9)	USD	6,033	$ 3,445,066
6.20%, 5/11/27(2)(9)	USD	10,393	5,925,748
6.35%, 6/28/24(2)(9)	USD	6,574	3,731,655
6.75%, 4/18/28(2)(9)	USD	1,600	912,566
6.825%, 7/18/26(2)(9)	USD	23,153	13,261,746
6.85%, 3/14/24(2)(9)	USD	4,889	2,791,800
6.85%, 11/3/25(2)(9)	USD	17,313	9,923,964
			$ 39,992,545
Suriname — 2.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(4)	USD	19,576	$ 14,750,516
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	34,761	32,275,251
			$ 47,025,767

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Tajikistan — 0.0%(1)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	565	$ 522,625
			$ 522,625
Tunisia — 0.7%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 2,269,198
4.20%, 3/17/31	JPY	30,000	117,268
5.75%, 1/30/25(2)	USD	3,968	3,742,618
6.375%, 7/15/26(2)	EUR	8,340	7,477,057
			$ 13,606,141
Ukraine — 0.5%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	23,974	$ 377,615
9.99%, 5/22/24	UAH	42,931	1,047,972
15.84%, 2/26/25	UAH	15,254	304,657
19.19%, 9/30/26	UAH	26,729	524,251
Ukraine Government International Bonds:
4.375%, 1/27/32(2)(9)	EUR	532	139,213
6.876%, 5/21/31(2)(9)	USD	243	61,509
7.253%, 3/15/35(2)(9)	USD	12,572	3,147,174
7.375%, 9/25/34(2)(9)	USD	4,200	1,055,250
7.75%, 9/1/25(2)(9)	USD	122	38,858
7.75%, 9/1/26(2)(9)	USD	501	147,498
7.75%, 9/1/29(2)(9)	USD	7,129	2,033,975
9.75%, 11/1/30(2)(9)	USD	7,000	2,157,050
			$ 11,035,022
Uruguay — 1.0%
Uruguay Government Bonds:
3.875%, 7/2/40(16)	UYU	394,091	$ 11,112,823
9.75%, 7/20/33	UYU	373,216	10,152,509
			$ 21,265,332
Uzbekistan — 0.8%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(2)	UZS	33,310,000	$ 2,617,410
16.25%, 10/12/26(2)	UZS	181,050,000	14,418,133
			$ 17,035,543
Venezuela — 0.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(9)	USD	5,767	$ 937,380
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.00%, 3/31/38(2)(9)	USD	2,946	$ 507,124
7.65%, 4/21/25(2)(9)	USD	8,285	1,514,211
7.75%, 10/13/19(2)(9)	USD	1,538	265,177
8.25%, 10/13/24(2)(9)	USD	8,184	1,507,671
9.00%, 5/7/23(2)(9)	USD	2,387	470,790
9.25%, 9/15/27(9)	USD	10,531	2,262,059
9.25%, 5/7/28(2)(9)	USD	7,419	1,470,329
9.375%, 1/13/34(9)	USD	976	202,525
11.75%, 10/21/26(2)(9)	USD	1,252	272,035
11.95%, 8/5/31(2)(9)	USD	3,035	658,005
12.75%, 8/23/22(2)(9)	USD	1,801	387,378
			$ 10,454,684
Zambia — 0.7%
Zambia Government International Bonds:
5.375%, 9/20/22(2)(9)	USD	3,963	$ 2,624,180
8.50%, 4/14/24(2)(9)	USD	11,337	8,354,972
8.97%, 7/30/27(2)(9)	USD	4,209	3,094,709
			$ 14,073,861
Total Sovereign Government Bonds (identified cost $916,585,378)			$957,109,427

Sovereign Loans — 1.3%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.0%(1)
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(6)	EUR	840	$ 999,545
			$ 999,545
Kenya — 0.0%(1)
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(6)	USD	587	$ 589,731
			$ 589,731

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 1.3%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(6)	USD	25,748	$ 26,328,128
			$ 26,328,128
Total Sovereign Loans (identified cost $27,318,270)			$ 27,917,404

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(11)(17)	11,670,000	$ 0
Alpha Holding SA, Escrow Certificates(11)(17)	18,638,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 18.4%
Affiliated Fund — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	97,823,938	$ 97,823,938
Total Affiliated Fund (identified cost $97,823,938)		$ 97,823,938

Repurchase Agreements — 1.6%
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 621,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $29,851,283(19)	MXN	559,861	$ 32,681,650
Total Repurchase Agreements (identified cost $33,267,643)			$ 32,681,650

Sovereign Government Securities — 10.4%
Security	Principal Amount (000's omitted)		Value
Egypt — 8.1%
Egypt Treasury Bills:
0.00%, 5/7/24	EGP	410,400	$ 8,572,792
0.00%, 5/14/24	EGP	1,271,700	26,428,286
0.00%, 5/21/24	EGP	1,640,450	33,919,141
0.00%, 5/28/24	EGP	141,800	2,917,315
0.00%, 12/10/24	EGP	1,004,725	18,200,232
0.00%, 12/17/24	EGP	2,244,450	40,482,363
0.00%, 3/11/25	EGP	2,153,075	36,934,157
0.00%, 3/18/25	EGP	158,350	2,705,404
			$170,159,690
Nigeria — 2.3%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	5,036,573	$ 3,632,451
0.00%, 7/9/24	NGN	417,926	295,957
0.00%, 1/28/25	NGN	1,676,448	1,051,192
0.00%, 2/25/25	NGN	2,798,096	1,722,908
0.00%, 4/1/25	NGN	3,638,480	2,220,898
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	3,549,468	2,212,659
0.00%, 2/20/25	NGN	15,581,382	9,625,380
0.00%, 3/6/25	NGN	8,658,262	5,300,010
0.00%, 3/27/25	NGN	22,042,230	13,307,708
0.00%, 4/10/25	NGN	14,161,750	8,471,037
			$ 47,840,200
Total Sovereign Government Securities (identified cost $214,538,245)			$217,999,890

U.S. Treasury Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(20)	$22,698	$ 22,671,385
0.00%, 5/30/24(20)	10,000	9,957,547
0.00%, 6/13/24(20)	2,680	2,663,163

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 6/20/24(20)	$2,622	$ 2,602,808
Total U.S. Treasury Obligations (identified cost $37,895,857)		$ 37,894,903
Total Short-Term Investments (identified cost $383,525,683)		$386,400,381

Total Purchased Options — 0.0%(1) (identified cost $3,969,509)	$ 1,383,607
Total Investments — 95.8% (identified cost $2,008,309,309)	$2,015,393,311
Total Written Options — (0.0)%(1) (premiums received $763,746)	$ (151,100)
Securities Sold Short — (1.4)%
Sovereign Government Bonds — (1.4)%
Security	Principal Amount (000's omitted)		Value
Mexico — (1.4)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(621,000)	$(29,416,276)
Total Sovereign Government Bonds (proceeds $31,463,884)			$(29,416,276)
Total Securities Sold Short (proceeds $31,463,884)			$(29,416,276)

Other Assets, Less Liabilities — 5.6%	$ 117,656,366
Net Assets — 100.0%	$2,103,482,301
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Amount is less than 0.05% or (0.05)%, as applicable.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $906,792,492 or 43.1% of the Fund's net assets.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $217,069,472 or 10.3% of the Fund's net assets.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security whose coupon rate is linked to the issuer’s mining activitiy revenue. The coupon rate shown represents the rate in effect at April 30, 2024.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	When-issued security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(12)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(15)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(17)	Non-income producing security.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(19)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	41,338,000	BRL	5.01	6/11/24	$ 88,463
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	35,092,000	BRL	5.01	6/11/24	75,623
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	343,095
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	183,309
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	176,903
Put USD vs. Call MXN	Citibank, N.A.	USD	25,000,000	MXN	17.02	5/17/24	151,100
Put USD vs. Call MXN	Standard Chartered Bank	USD	39,410,000	MXN	16.74	6/20/24	164,024
Put USD vs. Call MXN	Standard Chartered Bank	USD	14,550,000	MXN	16.82	7/2/24	87,315
Put USD vs. Call MXN	Standard Chartered Bank	USD	25,000,000	MXN	16.71	7/5/24	113,775
Total							$1,383,607
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	25,000,000	MXN	17.02	5/17/24	$(151,100)
Total							$(151,100)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	118,360,400,000	USD	7,301,916	5/2/24	$ (22,678)
USD	6,376,297	IDR	101,276,000,000	5/2/24	147,761
COP	252,450,435	USD	63,365	6/20/24	516
COP	60,000,000	USD	15,123	6/20/24	60
EUR	625,885	USD	679,222	6/20/24	(9,947)
EUR	1,163,483	USD	1,262,633	6/20/24	(18,491)
EUR	2,998,142	USD	3,253,638	6/20/24	(47,649)
EUR	3,303,544	USD	3,610,561	6/20/24	(77,998)
EUR	7,839,020	USD	8,507,046	6/20/24	(124,584)
EUR	7,892,205	USD	8,564,763	6/20/24	(125,430)
EUR	8,621,830	USD	9,356,565	6/20/24	(137,025)
EUR	11,100,622	USD	12,046,595	6/20/24	(176,421)
EUR	12,321,101	USD	13,371,081	6/20/24	(195,817)
EUR	15,111,962	USD	16,399,773	6/20/24	(240,172)
EUR	23,234,178	USD	25,214,148	6/20/24	(369,257)
IDR	115,906,291,739	USD	7,411,931	6/20/24	(293,735)
IDR	347,451,858,128	USD	22,218,717	6/20/24	(880,529)
IDR	512,069,503,892	USD	32,782,939	6/20/24	(1,335,026)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	220,000,000	USD	2,632,848	6/20/24	$ (2,177)
INR	9,014,550,000	USD	108,481,929	6/20/24	(689,561)
KRW	6,975,700,000	USD	5,342,703	6/20/24	(297,872)
KRW	64,801,400,000	USD	49,631,525	6/20/24	(2,767,106)
PEN	6,900,000	USD	1,856,136	6/20/24	(24,336)
PEN	27,146,000	USD	7,291,432	6/20/24	(84,759)
PEN	60,624,000	USD	16,283,642	6/20/24	(189,288)
TWD	190,000,000	USD	5,937,203	6/20/24	(110,859)
USD	9,278,289	COP	36,656,200,000	6/20/24	2,689
USD	78,425	COP	312,450,435	6/20/24	(638)
USD	488,526	COP	1,940,400,000	6/20/24	(2,479)
USD	498,113	COP	1,979,250,000	6/20/24	(2,723)
USD	671,109	COP	2,666,900,000	6/20/24	(3,732)
USD	5,366,467	COP	21,239,134,000	6/20/24	(7,951)
USD	12,179,628	COP	48,279,436,000	6/20/24	(37,153)
USD	102,459,793	EUR	93,747,326	6/20/24	2,213,419
USD	39,452,469	EUR	36,097,706	6/20/24	852,284
USD	34,310,043	EUR	31,392,556	6/20/24	741,193
USD	33,529,356	EUR	30,678,253	6/20/24	724,328
USD	32,932,737	EUR	30,132,366	6/20/24	711,440
USD	21,220,480	EUR	19,416,038	6/20/24	458,422
USD	18,012,639	EUR	16,480,970	6/20/24	389,124
USD	16,175,768	EUR	14,800,293	6/20/24	349,442
USD	14,107,834	EUR	13,000,000	6/20/24	206,607
USD	8,283,138	EUR	7,578,797	6/20/24	178,939
USD	7,544,221	EUR	6,902,713	6/20/24	162,976
USD	7,383,736	EUR	6,755,875	6/20/24	159,509
USD	7,146,737	EUR	6,539,029	6/20/24	154,390
USD	7,002,557	EUR	6,407,108	6/20/24	151,275
USD	5,893,796	EUR	5,392,628	6/20/24	127,322
USD	4,172,951	EUR	3,818,112	6/20/24	90,147
USD	2,834,914	EUR	2,593,852	6/20/24	61,242
USD	1,891,734	EUR	1,730,874	6/20/24	40,867
USD	1,095,928	EUR	1,002,738	6/20/24	23,675
USD	1,521,052	EUR	1,401,610	6/20/24	22,276
USD	665,598	EUR	609,000	6/20/24	14,379
USD	619,387	EUR	570,749	6/20/24	9,071
USD	398,266	EUR	364,400	6/20/24	8,604
USD	168,899	EUR	154,537	6/20/24	3,649
USD	126,849	EUR	116,062	6/20/24	2,740
USD	146,672	EUR	135,155	6/20/24	2,148
USD	54,541,751	IDR	851,942,151,879	6/20/24	2,221,115
USD	7,289,683	IDR	118,360,400,000	6/20/24	20,773
USD	8,447	IDR	131,940,165	6/20/24	344

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	24,332,980	PEN	89,650,000	6/20/24	$ 532,854
USD	16,221,806	PEN	59,766,000	6/20/24	355,232
USD	17,640,072	PEN	65,247,506	6/20/24	318,278
USD	1,185,300	PEN	4,367,000	6/20/24	25,956
USD	21,181,224	PEN	79,688,000	6/20/24	25,792
USD	790,109	PEN	2,911,000	6/20/24	17,302
USD	859,111	PEN	3,177,698	6/20/24	15,501
USD	589,800	PEN	2,173,000	6/20/24	12,916
USD	393,290	PEN	1,449,000	6/20/24	8,612
USD	427,635	PEN	1,581,748	6/20/24	7,716
USD	1,031,577	PEN	3,881,000	6/20/24	1,256
USD	513,529	PEN	1,932,000	6/20/24	625
USD	872,486	PEN	3,296,252	6/20/24	(2,597)
USD	766,586	PEN	2,898,000	6/20/24	(2,771)
USD	1,753,054	PEN	6,623,037	6/20/24	(5,219)
USD	1,540,049	PEN	5,822,000	6/20/24	(5,566)
USD	35,991,535	PEN	135,976,021	6/20/24	(107,143)
USD	31,619,141	PEN	119,533,000	6/20/24	(114,273)
USD	4,912,286	TWD	157,930,000	6/20/24	69,367
BRL	4,889,998	USD	972,476	7/2/24	(36,332)
BRL	10,394,562	USD	2,060,773	7/2/24	(70,833)
BRL	10,903,000	USD	2,162,350	7/2/24	(75,073)
BRL	16,354,000	USD	3,242,011	7/2/24	(111,192)
BRL	16,386,000	USD	3,248,741	7/2/24	(111,796)
BRL	17,662,438	USD	3,504,181	7/2/24	(122,874)
BRL	29,300,000	USD	5,815,569	7/2/24	(206,361)
					$2,396,710
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	2,689,898,414	EUR	6,792,697	BNP Paribas	5/2/24	$ 84,699	$ —
HUF	2,732,685,005	EUR	6,889,151	UBS AG	5/2/24	98,419	—
IDR	17,084,400,000	USD	1,051,412	Standard Chartered Bank	5/2/24	—	(711)
USD	4,807,020	EUR	4,460,775	Goldman Sachs International	5/2/24	46,479	—
USD	2,401,829	EUR	2,209,761	Goldman Sachs International	5/2/24	43,571	—
USD	1,754,216	EUR	1,618,376	UBS AG	5/2/24	27,084	—
USD	906,807	EUR	834,734	UBS AG	5/2/24	15,979	—
USD	1,077,260	IDR	17,084,400,000	Standard Chartered Bank	5/2/24	26,559	—
USD	920,359	KES	127,331,673	Citibank, N.A.	5/6/24	—	(22,417)
EUR	593,084	USD	632,252	Citibank, N.A.	5/10/24	861	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,672,812	USD	1,794,934	Citibank, N.A.	5/10/24	$ —	$ (9,221)
EUR	1,757,070	USD	1,910,032	UBS AG	5/10/24	—	(34,374)
USD	1,111,819	EUR	1,044,328	Citibank, N.A.	5/10/24	—	(2,993)
USD	3,133,492	EUR	2,939,761	Citibank, N.A.	5/10/24	—	(4,678)
USD	6,209,108	EUR	5,832,910	Citibank, N.A.	5/10/24	—	(17,475)
USD	5,405,301	EUR	5,070,357	JPMorgan Chase Bank, N.A.	5/10/24	—	(7,262)
USD	2,029,067	EUR	1,865,955	Standard Chartered Bank	5/10/24	37,175	—
USD	5,532,282	EUR	5,166,488	Standard Chartered Bank	5/10/24	17,100	—
USD	9,776,561	EUR	9,123,645	UBS AG	5/10/24	37,146	—
USD	4,282,186	EUR	3,995,862	UBS AG	5/10/24	16,637	—
USD	692,978	EUR	637,462	UBS AG	5/10/24	12,493	—
USD	2,022,466	EUR	1,896,236	UBS AG	5/10/24	—	(1,749)
HUF	2,777,809,080	EUR	7,043,069	HSBC Bank USA, N.A.	5/13/24	49,799	—
HUF	5,201,014,215	EUR	13,272,972	JPMorgan Chase Bank, N.A.	5/13/24	1,508	—
HUF	2,659,607,489	EUR	6,736,680	UBS AG	5/13/24	54,825	—
TRY	153,491,148	USD	4,572,853	Standard Chartered Bank	5/13/24	123,312	—
TRY	138,067,903	USD	4,114,094	Standard Chartered Bank	5/13/24	110,186	—
TRY	81,689,636	USD	2,402,345	Standard Chartered Bank	5/13/24	97,004	—
USD	6,099,427	TRY	211,700,000	Standard Chartered Bank	5/13/24	—	(377,676)
USD	5,545,327	UZS	71,063,371,000	ICBC Standard Bank plc	5/14/24	—	(59,880)
UZS	34,275,193,000	USD	2,621,430	ICBC Standard Bank plc	5/14/24	82,067	—
UZS	23,423,428,000	USD	1,806,527	ICBC Standard Bank plc	5/14/24	41,024	—
UZS	13,364,750,000	USD	1,024,747	ICBC Standard Bank plc	5/14/24	29,413	—
HUF	2,097,230,000	EUR	5,361,545	UBS AG	5/15/24	—	(10,516)
EGP	361,922,851	USD	7,524,384	Goldman Sachs International	5/16/24	16,869	—
HUF	1,414,132,566	EUR	3,589,397	JPMorgan Chase Bank, N.A.	5/17/24	19,758	—
HUF	676,573,370	EUR	1,717,300	JPMorgan Chase Bank, N.A.	5/17/24	9,453	—
EGP	303,775,076	USD	6,149,293	HSBC Bank USA, N.A.	5/20/24	174,994	—
USD	3,336,326	KRW	4,648,054,541	Standard Chartered Bank	5/20/24	—	(24,179)
MXN	93,197,000	USD	5,480,645	Bank of America, N.A.	5/21/24	—	(55,864)
MXN	23,422,475	USD	1,379,243	Goldman Sachs International	5/21/24	—	(15,875)
MXN	23,657,871	USD	1,393,038	Goldman Sachs International	5/21/24	—	(15,968)
MXN	70,745,280	USD	4,157,140	Goldman Sachs International	5/21/24	—	(39,221)
MXN	86,956,000	USD	5,111,719	Goldman Sachs International	5/21/24	—	(50,211)
MXN	91,347,654	USD	5,375,149	Goldman Sachs International	5/21/24	—	(58,014)
USD	14,739,128	MXN	250,898,280	Citibank, N.A.	5/21/24	134,920	—
USD	8,138,036	MXN	138,428,000	JPMorgan Chase Bank, N.A.	5/21/24	80,463	—
HUF	4,737,694,121	EUR	11,985,969	Bank of America, N.A.	5/29/24	93,878	—
HUF	4,737,415,422	EUR	11,981,051	BNP Paribas	5/29/24	98,373	—
HUF	2,826,144,641	EUR	7,189,195	BNP Paribas	6/3/24	10,448	—
HUF	2,596,438,778	EUR	6,601,675	Citibank, N.A.	6/3/24	13,008	—
BRL	115,310,000	USD	23,015,968	Goldman Sachs International	6/13/24	—	(892,943)
USD	23,002,194	BRL	115,310,000	Goldman Sachs International	6/13/24	879,169	—
CNH	218,028,611	USD	30,482,628	Citibank, N.A.	6/20/24	—	(361,388)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	196,185	USD	27,416	UBS AG	6/20/24	$ —	$ (312)
CZK	187,600,000	USD	8,067,415	Citibank, N.A.	6/20/24	—	(106,197)
EUR	7,385,503	CZK	188,190,000	JPMorgan Chase Bank, N.A.	6/20/24	—	(88,752)
MXN	25,100,000	USD	1,490,294	Citibank, N.A.	6/20/24	—	(36,247)
MXN	29,519,706	USD	1,721,515	Goldman Sachs International	6/20/24	—	(11,435)
MXN	324,551,243	USD	19,113,174	Goldman Sachs International	6/20/24	—	(311,875)
MXN	44,480,294	USD	2,593,987	Standard Chartered Bank	6/20/24	—	(17,237)
MXN	262,843,900	USD	15,384,934	Standard Chartered Bank	6/20/24	—	(158,350)
MXN	262,800,000	USD	15,471,324	Standard Chartered Bank	6/20/24	—	(247,284)
MXN	399,638,000	USD	23,290,692	State Street Bank and Trust Company	6/20/24	—	(139,607)
NGN	294,275,683	USD	346,207	JPMorgan Chase Bank, N.A.	6/20/24	—	(135,029)
PLN	83,370,130	EUR	19,036,015	Barclays Bank PLC	6/20/24	186,273	—
SGD	13,000,000	USD	9,755,563	Citibank, N.A.	6/20/24	—	(210,649)
SGD	13,000,000	USD	9,754,414	Goldman Sachs International	6/20/24	—	(209,499)
SGD	13,000,000	USD	9,757,782	Goldman Sachs International	6/20/24	—	(212,867)
SGD	15,000,000	USD	11,253,936	Goldman Sachs International	6/20/24	—	(240,573)
SGD	34,004,700	USD	25,621,383	Goldman Sachs International	6/20/24	—	(654,310)
TRY	256,840,904	USD	7,214,670	Standard Chartered Bank	6/20/24	331,281	—
TRY	296,883,000	USD	8,726,276	Standard Chartered Bank	6/20/24	—	(3,894)
TWD	269,000,000	USD	8,405,214	Standard Chartered Bank	6/20/24	—	(156,337)
TWD	342,570,000	USD	10,706,670	Standard Chartered Bank	6/20/24	—	(201,771)
USD	3,631,665	CNH	26,000,000	BNP Paribas	6/20/24	39,695	—
USD	3,631,296	CNH	26,000,000	HSBC Bank USA, N.A.	6/20/24	39,326	—
USD	6,427,840	CNH	46,000,000	JPMorgan Chase Bank, N.A.	6/20/24	72,816	—
USD	16,800,678	CNH	120,224,796	UBS AG	6/20/24	191,299	—
USD	2,596,571	JPY	383,135,934	Citibank, N.A.	6/20/24	149,197	—
USD	128,371	JPY	18,689,465	UBS AG	6/20/24	8,987	—
USD	25,248,349	KRW	34,439,000,000	Societe Generale	6/20/24	342,039	—
USD	13,323,237	MXN	221,600,000	Goldman Sachs International	6/20/24	485,918	—
USD	46,425	MXN	788,321	Goldman Sachs International	6/20/24	757	—
USD	25,173,154	MXN	419,300,000	Standard Chartered Bank	6/20/24	883,047	—
USD	13,314,493	SGD	17,879,700	Citibank, N.A.	6/20/24	186,785	—
USD	9,028,088	SGD	12,120,000	Citibank, N.A.	6/20/24	129,290	—
USD	6,532,151	SGD	8,771,300	Goldman Sachs International	6/20/24	92,050	—
ZAR	20,178,892	USD	1,073,711	UBS AG	6/20/24	—	(5,724)
NGN	1,545,597,225	USD	1,873,466	Standard Chartered Bank	6/21/24	—	(764,716)
TRY	40,123,317	USD	1,187,090	Standard Chartered Bank	6/21/24	—	(9,495)
USD	1,142,780	TRY	40,123,317	Standard Chartered Bank	6/21/24	—	(34,815)
NGN	803,383,897	USD	945,165	Standard Chartered Bank	6/24/24	—	(369,469)
NGN	827,485,414	USD	945,165	Standard Chartered Bank	6/26/24	—	(352,623)
NGN	779,972,912	USD	876,381	Standard Chartered Bank	7/3/24	—	(319,258)
NGN	840,181,573	USD	933,543	Standard Chartered Bank	7/8/24	—	(334,386)
EGP	60,879,000	USD	1,229,879	HSBC Bank USA, N.A.	7/10/24	18,013	—
PLN	106,925,565	EUR	24,494,858	Citibank, N.A.	7/19/24	109,435	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	70,913,461	EUR	16,204,717	UBS AG	7/19/24	$ 115,803	$ —
UZS	60,843,719,885	USD	4,588,516	ICBC Standard Bank plc	7/22/24	109,477	—
UZS	17,271,507,000	USD	1,297,634	ICBC Standard Bank plc	7/22/24	35,970	—
USD	721,355	ZMW	19,693,000	Citibank, N.A.	8/26/24	25,871	—
UZS	18,086,166,394	USD	1,364,788	ICBC Standard Bank plc	8/26/24	3,114	—
ZMW	19,693,000	USD	775,321	Standard Chartered Bank	8/26/24	—	(79,837)
UZS	40,756,227,000	USD	3,015,629	ICBC Standard Bank plc	8/30/24	92,330	—
UZS	27,709,158,000	USD	2,049,494	JPMorgan Chase Bank, N.A.	8/30/24	63,531	—
USD	529,809	AMD	211,287,739	Citibank, N.A.	9/6/24	—	(7,089)
USD	1,575,257	AMD	639,948,000	Citibank, N.A.	9/16/24	—	(49,055)
TRY	468,370,185	USD	12,258,530	Standard Chartered Bank	9/20/24	169,580	—
TRY	27,110,000	USD	707,038	Standard Chartered Bank	9/20/24	12,320	—
TRY	47,504,355	USD	1,305,828	Standard Chartered Bank	9/20/24	—	(45,310)
TRY	47,504,357	USD	1,306,274	Standard Chartered Bank	9/20/24	—	(45,755)
TRY	118,552,522	USD	3,232,983	Standard Chartered Bank	9/20/24	—	(87,215)
TRY	198,904,000	USD	5,430,706	Standard Chartered Bank	9/20/24	—	(152,828)
USD	5,193,101	TRY	198,904,000	Standard Chartered Bank	9/20/24	—	(84,777)
TRY	284,472,146	USD	7,214,612	Standard Chartered Bank	9/23/24	308,312	—
TRY	266,320,714	USD	6,800,890	Standard Chartered Bank	9/23/24	242,015	—
TRY	54,070,000	USD	1,456,050	Standard Chartered Bank	9/23/24	—	(26,158)
USD	1,410,155	TRY	54,070,000	Standard Chartered Bank	9/23/24	—	(19,737)
UZS	36,315,194,425	USD	2,705,042	JPMorgan Chase Bank, N.A.	10/4/24	33,797	—
TRY	230,084,457	USD	5,700,640	Standard Chartered Bank	10/17/24	223,946	—
TRY	229,929,099	USD	5,699,825	Standard Chartered Bank	10/17/24	220,761	—
PLN	75,690,844	EUR	17,225,954	Bank of America, N.A.	10/21/24	92,378	—
UZS	47,845,825,410	USD	3,565,263	ICBC Standard Bank plc	10/21/24	26,271	—
UZS	1,956,595,576	USD	145,797	ICBC Standard Bank plc	10/21/24	1,074	—
UZS	14,747,260,998	USD	1,084,357	JPMorgan Chase Bank, N.A.	10/22/24	22,296	—
UZS	14,801,478,870	USD	1,084,357	JPMorgan Chase Bank, N.A.	10/24/24	25,670	—
UZS	6,924,287,425	USD	507,274	JPMorgan Chase Bank, N.A.	11/1/24	10,714	—
UZS	34,537,725,000	USD	2,541,968	ICBC Standard Bank plc	11/15/24	30,482	—
EGP	51,765,378	USD	1,000,297	HSBC Bank USA, N.A.	11/27/24	15,239	—
USD	888,315	ZMW	24,784,000	Citibank, N.A.	11/29/24	37,917	—
ZMW	24,784,000	USD	960,628	Standard Chartered Bank	11/29/24	—	(110,229)
TRY	510,813,390	USD	13,123,121	Standard Chartered Bank	12/16/24	—	(762,333)
USD	6,286,955	TRY	278,200,000	Standard Chartered Bank	12/16/24	—	(444,996)
TRY	185,127,692	USD	4,437,385	Standard Chartered Bank	12/18/24	33,500	—
USD	2,192,034	KES	322,228,991	Standard Chartered Bank	12/18/24	—	(111,442)
EGP	516,236,339	USD	9,880,121	Goldman Sachs International	12/26/24	148,712	—
TRY	300,832,267	USD	7,116,137	Standard Chartered Bank	1/6/25	14,763	—
TRY	230,483,900	USD	5,452,380	Standard Chartered Bank	1/6/25	10,988	—
TRY	164,067,900	USD	3,878,146	Standard Chartered Bank	1/6/25	10,904	—
TRY	172,852,600	USD	4,089,250	Standard Chartered Bank	1/6/25	8,031	—
UZS	25,907,790,000	USD	1,850,556	JPMorgan Chase Bank, N.A.	1/6/25	47,913	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	207,087,344	USD	3,952,049	Standard Chartered Bank	1/15/25	$ 44,137	$ —
TRY	96,330,000	USD	2,242,858	Standard Chartered Bank	1/15/25	20,721	—
UZS	33,316,019,454	USD	2,383,973	ICBC Standard Bank plc	1/23/25	110,737	—
UZS	28,142,613,000	USD	2,000,186	ICBC Standard Bank plc	1/23/25	107,138	—
TRY	313,578,860	USD	7,146,502	Standard Chartered Bank	1/29/25	123,871	—
TRY	217,626,418	USD	5,013,047	Standard Chartered Bank	1/29/25	32,654	—
TRY	179,846,000	USD	4,140,992	Standard Chartered Bank	1/29/25	28,764	—
UZS	36,999,525,274	USD	2,673,376	JPMorgan Chase Bank, N.A.	1/29/25	19,718	—
TRY	159,596,626	USD	3,687,567	Standard Chartered Bank	2/10/25	—	(26,239)
UZS	28,002,600,000	USD	2,000,186	ICBC Standard Bank plc	2/10/25	30,950	—
EGP	356,634,976	USD	5,924,169	Citibank, N.A.	2/13/25	888,113	—
UZS	36,293,975,020	USD	2,583,201	JPMorgan Chase Bank, N.A.	2/13/25	47,051	—
UZS	53,130,298,587	USD	3,778,826	JPMorgan Chase Bank, N.A.	2/18/25	65,994	—
EGP	119,470,742	USD	1,974,723	Citibank, N.A.	2/20/25	301,214	—
EGP	73,341,213	USD	1,184,834	Citibank, N.A.	2/20/25	212,328	—
EGP	61,710,094	USD	987,362	Citibank, N.A.	2/20/25	188,226	—
NGN	3,697,649,537	USD	2,009,592	Standard Chartered Bank	2/24/25	398,697	—
NGN	1,873,944,670	USD	1,004,796	Standard Chartered Bank	2/24/25	215,709	—
NGN	2,869,876,260	USD	1,735,113	JPMorgan Chase Bank, N.A.	2/25/25	133,443	—
EGP	29,501,474	USD	545,818	Goldman Sachs International	2/26/25	14,896	—
EGP	64,474,706	USD	987,362	Citibank, N.A.	2/27/25	237,596	—
EGP	55,516,492	USD	1,000,297	HSBC Bank USA, N.A.	2/27/25	54,463	—
UZS	63,207,936,629	USD	4,490,795	ICBC Standard Bank plc	2/28/25	70,100	—
UZS	19,066,083,951	USD	1,364,788	ICBC Standard Bank plc	3/5/25	8,981	—
UZS	17,640,403,111	USD	1,250,649	JPMorgan Chase Bank, N.A.	3/17/25	16,014	—
UZS	19,289,401,749	USD	1,367,073	JPMorgan Chase Bank, N.A.	3/20/25	16,804	—
USD	2,192,034	KES	328,805,093	Standard Chartered Bank	3/21/25	—	(115,663)
EGP	429,982,880	USD	7,904,097	Goldman Sachs International	3/26/25	181,482	—
EGP	66,531,783	USD	1,243,130	Standard Chartered Bank	4/3/25	4,176	—
USD	3,288,027	KES	479,230,000	Standard Chartered Bank	4/4/25	—	(66,083)
UZS	19,205,801,148	USD	1,352,521	JPMorgan Chase Bank, N.A.	4/4/25	9,334	—
UZS	29,098,670,665	USD	2,056,443	JPMorgan Chase Bank, N.A.	4/4/25	6,902	—
EGP	627,456,844	USD	11,684,485	Goldman Sachs International	4/8/25	56,568	—
TRY	217,550,000	USD	4,739,689	Standard Chartered Bank	4/8/25	25,438	—
TRY	195,578,000	USD	4,265,639	Standard Chartered Bank	4/8/25	18,222	—
USD	1,902,575	KES	277,775,913	Standard Chartered Bank	4/9/25	—	(39,642)
UZS	17,105,446,074	USD	1,194,514	Standard Chartered Bank	4/15/25	18,408	—
USD	1,902,575	KES	277,490,527	Standard Chartered Bank	4/16/25	91,725	—
UZS	79,830,380,000	USD	5,604,098	ICBC Standard Bank plc	4/17/25	77,508	—
USD	702,918	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(52,533)
USD	702,918	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(52,533)
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	63,960	—
						$11,986,602	$(9,774,780)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(338)	Short	6/6/24	$ (41,997,906)	$ 558,695
Euro-Bund	(403)	Short	6/6/24	(55,945,043)	1,036,896
Euro-Buxl	(126)	Short	6/6/24	(17,335,520)	556,919
Euro-Schatz	(158)	Short	6/6/24	(17,723,405)	94,545
Japan 10-Year Bond	(1)	Short	6/13/24	(916,210)	8,809
U.S. 2-Year Treasury Note	(407)	Short	6/28/24	(82,481,094)	703,807
U.S. 5-Year Treasury Note	(3,354)	Short	6/28/24	(351,305,299)	5,864,007
U.S. 10-Year Treasury Note	(978)	Short	6/18/24	(105,073,875)	1,744,108
U.S. Long Treasury Bond	(212)	Short	6/18/24	(24,128,250)	263,989
U.S. Ultra 10-Year Treasury Note	(114)	Short	6/18/24	(12,564,938)	280,658
U.S. Ultra-Long Treasury Bond	(6)	Short	6/18/24	(717,374)	7,264
					$11,119,697
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	169,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	$ (40,251)	$ —	$ (40,251)
BRL	255,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(10,710)	—	(10,710)
BRL	356,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	53,787	—	53,787
BRL	120,600	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	29,431	—	29,431
BRL	58,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	18,872	—	18,872
BRL	656,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(1,359,218)	—	(1,359,218)
BRL	733,997	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(1,456,389)	—	(1,456,389)
CNY	267,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	(39,400)	—	(39,400)
CNY	233,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	(31,355)	—	(31,355)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	175,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	$ (21,278)	$ —	$ (21,278)
CNY	43,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	3/20/29	(3,272)	—	(3,272)
CNY	62,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	(15,322)	—	(15,322)
CNY	145,700	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(49,071)	—	(49,071)
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	76,327	—	76,327
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	74,562	—	74,562
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	58,368	—	58,368
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(171,380)	—	(171,380)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(33,292)	—	(33,292)
CZK	300,000	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	413,959	—	413,959
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(7,129)	—	(7,129)
CZK	121,195	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(8,173)	—	(8,173)
CZK	182,207	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(7,518)	—	(7,518)
CZK	77,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(7,649)	—	(7,649)
CZK	219,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.55% (pays annually)	12/20/33	169,091	—	169,091
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(524,293)	—	(524,293)
CZK	363,692	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(1,028,112)	—	(1,028,112)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	(496,208)	—	(496,208)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	(489,187)	—	(489,187)
CZK	68,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.52% (pays annually)	3/20/34	(171,113)	—	(171,113)
CZK	233,600	Pays	6-month CZK PRIBOR (pays semi-annually)	3.73% (pays annually)	6/19/34	(363,520)	—	(363,520)
HUF	5,098,000	Pays	6-month HUF BUBOR (pays semi-annually)	7.48% (pays annually)	12/20/28	112,820	—	112,820

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	3,652,846	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	$ 12,314	$ —	$ 12,314
HUF	2,472,768	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	12,448	—	12,448
HUF	3,723,014	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	20,806	—	20,806
HUF	4,358,998	Pays	6-month HUF BUBOR (pays semi-annually)	6.02% (pays annually)	3/20/34	(873,833)	—	(873,833)
HUF	2,041,002	Pays	6-month HUF BUBOR (pays semi-annually)	6.04% (pays annually)	3/20/34	(401,265)	—	(401,265)
HUF	5,740,085	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(291,751)	—	(291,751)
HUF	1,140,473	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(53,913)	—	(53,913)
HUF	15,403,442	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(668,692)	—	(668,692)
HUF	4,985,329	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(19,972)	—	(19,972)
HUF	10,886,043	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	49,471	—	49,471
INR	3,594,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(53,896)	—	(53,896)
INR	3,595,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(39,269)	—	(39,269)
INR	1,797,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(13,475)	—	(13,475)
INR	1,798,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(5,200)	—	(5,200)
INR	1,797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	1,537	—	1,537
INR	1,797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	3,461	—	3,461
INR	1,335,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	4,002	—	4,002
INR	1,797,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	15,780	—	15,780
INR	1,797,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	22,711	—	22,711
INR	10,503,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.09% (pays semi-annually)	3/20/29	(2,719,715)	—	(2,719,715)
INR	1,332,700	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	35,857	—	35,857
KRW	9,546,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	36,328	—	36,328
KRW	11,864,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	41,191	—	41,191
KRW	12,007,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(143,139)	—	(143,139)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	7,565,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	$ (86,320)	$ —	$ (86,320)
KRW	1,387,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(10,663)	—	(10,663)
KRW	1,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(1,109)	—	(1,109)
KRW	1,318,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	2,016	—	2,016
KRW	1,336,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	4,771	—	4,771
KRW	8,790,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.20% (pays quarterly)	3/20/34	(180,017)	—	(180,017)
KRW	4,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.30% (pays quarterly)	3/20/34	(58,701)	—	(58,701)
KRW	7,075,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.26% (pays quarterly)	6/19/34	(118,761)	—	(118,761)
MXN	1,940,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(150,170)	—	(150,170)
MXN	5,328,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(531,932)	—	(531,932)
MXN	4,701,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(630,149)	—	(630,149)
MXN	700,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.74% (pays monthly)	3/3/25	(93,546)	—	(93,546)
MXN	191,890	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	341,263	—	341,263
MXN	280,930	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(923,024)	—	(923,024)
MXN	270,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(826,562)	—	(826,562)
MXN	167,290	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(724,985)	—	(724,985)
MXN	172,880	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(713,501)	—	(713,501)

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	167,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.69% (pays monthly)	1/19/34	$ (554,290)	$ —	$ (554,290)
Total						$(15,610,517)	$ —	$(15,610,517)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 5,938	1.00% (pays quarterly)(1)	6.31%	12/20/28	$(1,107,825)	$1,674,957	$567,132
Panama	34,745	1.00% (pays quarterly)(1)	1.80	6/20/29	(1,336,227)	1,355,433	19,206
Petroleos Mexicanos	20,600	1.00% (pays quarterly)(1)	4.96	6/20/29	(3,284,944)	3,671,784	386,840
Total	$61,283				$(5,728,996)	$6,702,174	$973,178
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$30,170	1.00% (pays quarterly)(1)	6/20/29	$ 598,722	$ (582,538)	$ 16,184
Colombia	19,140	1.00% (pays quarterly)(1)	6/20/29	745,127	(671,341)	73,786
Peru	13,320	1.00% (pays quarterly)(1)	6/20/29	(113,642)	184,919	71,277
Petroleos Mexicanos	29,650	1.00% (pays quarterly)(1)	6/20/29	(49,802)	44,126	(5,676)
Turkey	7,610	1.00% (pays quarterly)(1)	6/20/29	616,816	(732,122)	(115,306)
Total				$1,797,221	$(1,756,956)	$40,265

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,000	1.00% (pays quarterly)(1)	2.40%	6/20/27	$ (38,327)	$ 86,591	$ 48,264
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	2.40	6/20/27	(38,327)	84,668	46,341
Ivory Coast	Barclays Bank PLC	4,389	1.00% (pays quarterly)(1)	3.03	6/20/27	(242,911)	357,120	114,209
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	2.99	6/20/27	(554,504)	832,855	278,351
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	2.99	6/20/27	(617,651)	926,597	308,946
Panama	Bank of America, N.A.	2,170	1.00% (pays quarterly)(1)	1.80	6/20/29	(74,412)	81,593	7,181
Panama	Bank of America, N.A.	2,235	1.00% (pays quarterly)(1)	1.80	6/20/29	(76,641)	70,849	(5,792)
Panama	Barclays Bank PLC	4,234	1.00% (pays quarterly)(1)	1.80	6/20/29	(145,190)	140,941	(4,249)
Panama	Citibank, N.A.	2,552	1.00% (pays quarterly)(1)	1.80	6/20/29	(87,512)	100,531	13,019
Panama	Deutsche Bank AG	2,650	1.00% (pays quarterly)(1)	1.80	6/20/29	(90,872)	84,140	(6,732)
Panama	Deutsche Bank AG	2,655	1.00% (pays quarterly)(1)	1.80	6/20/29	(91,044)	90,959	(85)
Panama	Goldman Sachs International	14,640	1.00% (pays quarterly)(1)	1.80	6/20/29	(502,026)	464,156	(37,870)
Panama	JPMorgan Chase Bank, N.A.	3,104	1.00% (pays quarterly)(1)	1.80	6/20/29	(106,440)	116,989	10,549
Petroleos Mexicanos	Barclays Bank PLC	17,324	1.00% (pays quarterly)(1)	4.96	6/20/29	(2,742,642)	2,795,100	52,458
Petroleos Mexicanos	Citibank, N.A.	6,104	1.00% (pays quarterly)(1)	4.96	6/20/29	(966,352)	1,017,680	51,328
Petroleos Mexicanos	Citibank, N.A.	11,572	1.00% (pays quarterly)(1)	4.96	6/20/29	(1,832,016)	1,907,384	75,368
Vietnam	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(20,697)	25,192	4,495
Vietnam	BNP Paribas	4,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(27,596)	37,133	9,537
Vietnam	Goldman Sachs International	6,400	1.00% (pays quarterly)(1)	1.18	6/20/29	(44,188)	56,703	12,515
Vietnam	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	1.30	6/20/29	(50,503)	44,224	(6,279)
Total		$115,631				$(8,349,851)	$9,321,405	$971,554

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $176,914,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	63,290	5.35% on PEN 17,212,329 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/10/24	$(1,108,283)
Goldman Sachs International	USD	136,414	5.94% on PEN 37,048,915 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/6/24	(1,638,185)
						$(2,746,468)
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah

INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SGD	– Singapore Dollar
TRY	– Turkish Lira

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso

UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $97,823,938, which represents 4.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$109,338,638	$1,114,460,279	$(1,125,974,979)	$ —	$ —	$97,823,938	$5,215,403	97,823,938
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 11,676,648	$ —	$ 11,676,648
Foreign Corporate Bonds	—	534,501,505	0	534,501,505
Loan Participation Notes	—	—	30,877,180	30,877,180
Senior Floating-Rate Loans	—	65,527,159	—	65,527,159

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Bonds	$ —	$ 957,109,427	$ —	$ 957,109,427
Sovereign Loans	—	27,917,404	—	27,917,404
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	97,823,938	—	—	97,823,938
Repurchase Agreements	—	32,681,650	—	32,681,650
Sovereign Government Securities	—	217,999,890	—	217,999,890
U.S. Treasury Obligations	—	37,894,903	—	37,894,903
Purchased Currency Options	—	1,383,607	—	1,383,607
Total Investments	$ 97,823,938	$1,886,692,193	$30,877,180	$2,015,393,311
Forward Foreign Currency Exchange Contracts	$ —	$ 23,630,735	$ —	$ 23,630,735
Futures Contracts	11,119,697	—	—	11,119,697
Swap Contracts	—	3,571,838	—	3,571,838
Total	$108,943,635	$1,913,894,766	$30,877,180	$2,053,715,581
Liability Description
Securities Sold Short	$ —	$ (29,416,276)	$ —	$ (29,416,276)
Written Currency Options	—	(151,100)	—	(151,100)
Forward Foreign Currency Exchange Contracts	—	(19,022,203)	—	(19,022,203)
Swap Contracts	—	(34,210,449)	—	(34,210,449)
Total	$ —	$ (82,800,028)	$ —	$ (82,800,028)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Miscellaneous	Total
Balance as of July 31, 2023	$ —	$31,121,371	$0	$31,121,371
Realized gains (losses)	—	—	201,503	201,503
Change in net unrealized appreciation (depreciation)	(2,412,547)	(639,890)	—	(3,052,437)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	—	—	(201,503)	(201,503)
Accrued discount (premium)	232	395,699	—	395,931
Transfers to Level 3(1)	2,412,315	—	—	2,412,315
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2024	$ 0	$30,877,180	$ 0	$30,877,180
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(2,412,547)	$ (639,890)	$ —	$(3,052,437)
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.

Eaton Vance
Emerging Markets Debt Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	30,877,180	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.60% based on relative principal amounts.
Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.